Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

t 212.969.3000 f 212.969.2900

September 1, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Jeffrey Foor

Re:	The Lazard Funds, Inc. (File Nos.: 811-06312, 33-40682) Lazard Retirement Series, Inc. (File Nos.: 811-08071, 333-22309)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (“LFI”) and Lazard Retirement Series, Inc. (“LRS” and together with LFI, the “Funds”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) are the definitive proxy materials relating to a special meeting of shareholders of the Funds to be held on October 20, 2017 (the “Special Meeting”), together with forms of proxy cards. The Special Meeting is being called for the following purposes: (1) to elect each of Ms. Franci J. Blassberg, Mr. Trevor W. Morrison and Mr. Nathan A. Paul as a Fund Director, each to serve for an indefinite term and until his or her successor is duly elected and qualified; (2) to approve revising or removing certain fundamental investment restrictions for certain investment portfolios of the Funds; and (3) to transact such other business as may properly come before the Special Meeting and any adjournment or postponement thereof.

With respect to LFI, shareholders of record at the close of business on August 25, 2017 will be entitled to receive notice of and to vote at the Special Meeting. With respect to LRS, contract owners of record as of the close of business on August 25, 2017 may instruct their insurance company as to the manner in which the Fund shares held by their policies should be voted at the Special Meeting. It is intended that the proxy materials will be mailed to shareholders and contract owners on or about September 11, 2017.

The definitive proxy materials are marked to show changes made primarily in response to comments of the staff (the “Staff”) of the Commission with respect to the preliminary proxy materials that were provided to the undersigned by Jeffrey Foor of the Staff telephonically on August 24, 2017.

For the convenience of the Staff, and for completeness purposes, the Staff’s comments have been restated below, and the Funds’ response is set out immediately following each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials. We have considered comments made by the Staff with respect to one section of the proxy materials as applicable to similar disclosure elsewhere in the proxy materials.

General

1.	Staff Comment: Please consider bolding the initial citation to each appendix within the definitive proxy materials.

Response: The requested revision has been made in the definitive proxy materials.

Proxy Statement

General

2.	Staff Comment: Please include disclosure with respect to the proportionate voting of shares held by Participating Insurance Companies: (i) for which no voting instructions were received from contract owners; (ii) for shares held by Participating Insurance Companies themselves; and (iii) for shares held in insurance company separate accounts not attributable to a specific contract owner. Additionally, please include disclosure stating that, as a result of proportionate voting, a small number of contract owners could determine the outcome of a vote on a given proposal.

Response: The following disclosure has been added to the definitive proxy materials:

Participating Insurance Companies will vote by proxy: (i) Portfolio shares as to which no timely instructions are received; (ii) Portfolio shares owned exclusively by the relevant Participating Insurance Company or its affiliates; and (iii) Portfolio shares held in the separate account representing charges against the separate account (i.e., shares attributable to earned fees and charges imposed by the Participating Insurance Companies that have not yet been withdrawn from the separate account but are not associated with the account of a particular contract owner) in the same proportions as the voting instructions received from contract owners.  This proportionate voting policy may result in the voting of a small number of contract owners determining whether a Proposal is approved, depending upon the number of shares attributable to contract owners that provide instructions and to contract owners that do not. Additional information regarding voting instruction rights is provided in the prospectus or statement of additional information for the policies.

3.	Staff Comment: For each applicable proposal, please add disclosure stating additional risk factors that a shareholder may be exposed to or further exposed to should such proposal be approved. Such disclosure may be similar to the disclosure included in the Funds’ prospectuses and may be summarized within each proposal in the definitive proxy materials, rather than in a separate appendix.

Response: The requested applicable disclosure has been added to the definitive proxy materials. Please note that additional risk disclosure has not been added to proposals where it is clearly indicated that the relevant Portfolios have no current intention of engaging in a specific activity and will not do so without prior approval from the Fund’s Board of Directors and appropriate disclosure in the prospectus and/or statement of additional information.

Proposal 2B

4.	Staff Comment: The second sentence of the sixth paragraph states: “If Proposal 2B is approved for one or both of these Portfolios, such Portfolio(s) will be authorized to enter into futures contracts and/or swap agreements as a tool to minimize the potential adverse effects of large redemptions on remaining shareholders.” Please add disclosure stating how such allowance can be used as a tool to minimize the potential adverse effects of large redemptions on remaining shareholders.

Response: The following disclosure has been added to the description of the proposal:

Such transactions may protect a Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a

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shareholder’s redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of other shareholders’ Portfolio shares from dilution or magnified losses resulting from a Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, in the case of a redemption by a large shareholder or otherwise if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

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We hope the Staff finds the revisions in the definitive proxy materials responsive to the Staff’s comments.

Please contact the undersigned at 212.969.3379 (kkaufman@proskauer.com), or Lisa Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com), if you have any questions or comments.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc: Lisa Goldstein

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